RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Revenue from related party	$ 4,637	$ 4,500	$ (12,014)
Research and development	$ 32	$ 59	$ 102